Schedule of other payables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Salaries and bonuses payable	$ 181,253	$ 241,713
Professional service fees payable	107,254	202,295
Payment payable on equipment	46	12,282
Other expense payable	306,622	484,869
Other payables	$ 595,175	$ 941,159